Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,292,757.45

Principal:
Principal Collections	$28,570,128.01
Prepayments in Full	$15,598,147.71
Liquidation Proceeds	$248,410.41
Recoveries	$21,907.38
Sub Total	$44,438,593.51
Collections	$46,731,350.96

Purchase Amounts:
Purchase Amounts Related to Principal	$93,761.02
Purchase Amounts Related to Interest	$283.36
Sub Total	$94,044.38

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,825,395.34

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	20
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,825,395.34
Servicing Fee	$860,410.29	$860,410.29	$0.00	$0.00	$45,964,985.05
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$45,964,985.05
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$45,964,985.05
Interest - Class A-3 Notes	$279,345.18	$279,345.18	$0.00	$0.00	$45,685,639.87
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$45,542,913.20
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,542,913.20
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$45,480,279.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,480,279.53
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$45,408,675.53
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$45,408,675.53
Regular Principal Payment	$41,534,403.30	$41,534,403.30	$0.00	$0.00	$3,874,272.23
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,874,272.23
Residual Released to Depositor	$0.00	$3,874,272.23	$0.00	$0.00	$0.00

Total		$46,825,395.34

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$41,534,403.30
Total					$41,534,403.30
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$41,534,403.30	$60.53	$279,345.18	$0.41	$41,813,748.48	$60.94
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$41,534,403.30	$19.73	$556,309.52	$0.26	$42,090,712.82	$19.99

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$598,596,813.80	0.8724248	$557,062,410.50	0.8118905
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$920,676,813.80	0.4372411	$879,142,410.50	0.4175159

Pool Information
Weighted Average APR	2.605%	2.598%
Weighted Average Remaining Term	40.94	40.11
Number of Receivables Outstanding	47,832	46,759
Pool Balance	$1,032,492,342.83	$987,713,962.78
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$962,789,945.06	$921,255,541.76
Pool Factor	0.4580668	0.4382008

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$66,458,421.02
Targeted Overcollateralization Amount	$108,571,552.28
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$108,571,552.28

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		96	$267,932.90
(Recoveries)		23	$21,907.38
Net Loss for Current Collection Period			$246,025.52
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2859%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1142%
Second Prior Collection Period			0.2567%
Prior Collection Period			0.2233%
Current Collection Period			0.2923%
Four Month Average (Current and Prior Three Collection Periods)			0.2216%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,209	$4,630,881.92
(Cumulative Recoveries)			$784,794.43
Cumulative Net Loss for All Collection Periods			$3,846,087.49
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1706%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,096.37
Average Net Loss for Receivables that have experienced a Realized Loss			$1,741.10

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.83%	319	$8,203,663.68
61-90 Days Delinquent	0.13%	41	$1,282,134.43
91-120 Days Delinquent	0.02%	4	$164,093.86
Over 120 Days Delinquent	0.03%	11	$256,463.04
Total Delinquent Receivables	1.00%	375	$9,906,355.01

Repossession Inventory:
Repossessed in the Current Collection Period		17	$427,150.70
Total Repossessed Inventory		31	$935,382.80

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1078%
Prior Collection Period			0.1045%
Current Collection Period			0.1198%
Three Month Average			0.1107%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1724%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	20

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	114	$3,117,962.68
2 Months Extended	125	$3,445,853.03
3+ Months Extended	24	$625,486.33

Total Receivables Extended	263	$7,189,302.04

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer